Share Capital - Details of Warrants and Finder's Warrants Outstanding (Details) - Finder's Warrants		12 Months Ended
		Apr. 30, 2024 shares $ / shares	Jul. 31, 2025 shares	Apr. 30, 2025 shares
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding		186,761	186,761	186,761
Range One
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	Feb. 03, 2026
Exercise price $ | $ / shares	[1]	$ 23
Remaining life (year)	[1]	6 months 3 days
Warrants outstanding	[1]	130,111
Range Two
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	Dec. 08, 2028
Exercise price $ | $ / shares	[2]	$ 1.37
Remaining life (year)	[2]	3 years 4 months 13 days
Warrants outstanding	[2]	56,650

[1]	Exercise price of U.S. $16.81. The figure in the table above is translated at the July 31, 2025, rate.
[2]	Exercise price of U.S. $1.00. The figure in the table above is translated at the July 31, 2025, rate.